Contingencies (Narrative) (Details) (USD $)			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended			0 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Product Liability	Dec. 31, 2011 Product Liability	Apr. 16, 2012 Intellectual Property	Dec. 31, 2012 Intellectual Property increase	May 24, 2011 Plaintiff Bond Intellectual Property	Dec. 31, 2012 Lorazepam And Clorazepate	Jun. 01, 2005 Lorazepam And Clorazepate	May 30, 2012 Lorazepam And Clorazepate Surety Bond	Feb. 06, 2008 Lorazepam And Clorazepate Surety Bond	Jun. 01, 2005 Lorazepam And Clorazepate Found In Violation of Antitrust Laws drugs	Feb. 06, 2008 Lorazepam And Clorazepate Judgment Issued	Feb. 06, 2008 Lorazepam And Clorazepate Judgment Reflects Trebling Of Compensatory Damages plantiffs	Feb. 06, 2008 Lorazepam And Clorazepate Original Verdict	Feb. 06, 2008 Lorazepam And Clorazepate Original Verdict Plus Punitive Damages	Dec. 31, 2012 Lorazepam And Clorazepate Other Award Sought	Jun. 01, 2005 Lorazepam And Clorazepate Health Insurers insurers	Jun. 01, 2005 Lorazepam And Clorazepate Health Insurers Motion to Dismiss Filed insurers	Dec. 31, 2012 Pricing And Medicaid Litigation	Dec. 31, 2011 Pricing And Medicaid Litigation	Dec. 31, 2012 Pricing And Medicaid Litigation New York State Counties	Dec. 31, 2012 Pricing And Medicaid Litigation Mylan Specialty Indemnification Agreement	Apr. 27, 2006 Other Drug Manufacturers Modafinil Antitrust Litigation and FTC Inquiry other_drug_manufacturers	Dec. 31, 2012 Other Companies EU Commission Proceedings Antitrust Proceedings other_companies
Loss Contingencies [Line Items]
Loss contingency accrual			$ 21,600,000	$ 41,500,000					$ 12,000,000											$ 50,000,000	$ 115,000,000
Number of drugs												2
Number of plaintiffs														3				4	2			40
Damages awarded													69,000,000
Damages sought															11,000,000	58,000,000	8,000,000
Voluntary remittitur from plaintiffs								8,100,000
Bond							10,000,000			66,600,000	74,500,000
Loss contingency accrual, payments			26,800,000																	89,500,000
Loss contingency accrual, provision																				20,000,000
Other current liabilities	983,546,000	996,158,000																					66,400,000
Number of other drug manufactures named as defendants in the civil lawsuit																								4	4
Loss contingency accrual, carrying value, period increase (decrease)			$ 6,900,000
Injunction period post mandate					0 years 0 months 45 days
Number of times damages may be increased in cases of willful infringement						3